Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Credit Derivatives [Line Items]
Credit protection sold	632.3	698.7
Credit protection purchased	603.2	663.9
Other protection purchased	103.7	109.0
Other instruments	17.2	11.7
Total credit derivatives	1,356.4	1,483.3